PREMISES AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
Premises And Equipment
PREMISES AND EQUIPMENT

5. PREMISES AND EQUIPMENT

Premises and equipment as of December 31, follows:

(In Thousands)	2011	2010
Land and Land Improvements	$4,943	$7,152
Buildings	11,892	14,660
Furniture and Equipment	19,529	19,346
Leasehold Improvements	9,016	8,970
Projects in Progress	111	378
Capital Lease Asset	8,911	6,097
	54,402	56,603
Less: Accumulated Depreciation	22,461	22,783
Total	$31,941	$33,820

The Corporation recorded depreciation expense of $2.9 million, $3.1 million and $2.4 million for the years ended December 31, 2011, 2010 and 2009, respectively.

The Corporation leases its corporate headquarters building under a capital lease. The lease arrangement requires monthly payments through 2025. Related depreciation expense and accumulated depreciation of $400 thousand is included in 2011 results.

In December 2011, the Corporation completed a sale-leaseback transaction involving its Gladstone property. The Corporation leased the majority of the building to house its branch. The lease arrangement requires monthly payments through 2031. The gain on the sale of $764 thousand was deferred and will be accreted to income over the life of the lease. Payments began on January 1, 2012 and no expense is included in the 2011 results.